333-85511
                                                          File Nos. 811-7547
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                   VALLEY FORGE LIFE INSURANCE COMPANY

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                          PROSPECTUS SUPPLEMENT
                          Dated March 29, 2002

                      Supplement to the Prospectus
                            dated May 1, 2001 for

                   VALLEY FORGE LIFE INSURANCE COMPANY
                    VARIABLE ANNUITY SEPARATE ACCOUNT

The following supplements certain information contained in your prospectus for the CNA Capital AAdvantage(R) Flexible Premium Deferred Variable Annuity:

Effective April 7, 2002, Valley Forge Life Insurance Company will no longer credit American Airlines mileage program miles with subsequent purchase payments. All other features of your contract remain the same.

You can contact us at 1-800-262-1755 if you have any questions.